Net Loss Per Share Attributible to Ordinary Sharholders (Tables)	12 Months Ended
Dec. 31, 2023
Net Loss Per Share Attributible to Ordinary Sharholders [Abstract]
Schedule of Sets Forth the Computation of Basic and Diluted Net Loss Per Share Attributable	The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:
	Year ended December 31,
	2023	2022	2021
Basic
Numerator:
Net loss	$(43,500)	$(40,494)	$(58,092)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic	72,021,520	63,489,983	22,027,292
Loss per share attributable to ordinary shareholders, basic	$(0.60)	$(0.64)	$(2.64)
Diluted
Numerator:
Adjusted Net loss*	$(44,256)	$(48,919)	$(58,092)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted	62,390,302	60,960,641	22,027,292
Loss per share attributable to ordinary shareholders, diluted*	$(0.71)	$(0.80)	$(2.64)
*	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of our net loss for 2023 and 2022.
	Year ended December 31,
	2023	2022

Net loss	(43,500)	(40,494)
Revaluation of warrants	(756)	(8,425)
Adjusted Net loss	(44,256)	(48,919)

Schedule of Ordinary Shares that were Excluded from the Computation of Diluted Net Loss Per Share	The potential Ordinary Shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the years ended December 31, 2023, 2022 and 2021 because including them would have been anti-dilutive are as follows:
	Year ended December 31,
	2023	2022	2021

Convertible preferred shares	-	-	26,499,069
Outstanding share options	9,299,085	8,650,298	1,362,786
Total	9,299,085	8,650,298	27,861,855